Unaudited Condensed Consolidated Balance Sheets	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Current Assets
Cash	$ 15,548,394	$ 15,960,057
Restricted Cash	1,354,068	1,328,895
Bank acceptance receivables	18,674,458	18,566,258
Accounts receivable, net	86,603,995	78,660,700
Inventories	1,100,564	1,409,639
Prepayments and other current assets	10,253,035	9,740,424
Total current assets	146,340,878	143,438,322
Property, plant and equipment	7,775,330	7,886,579
Intangible assets	443,648	443,035
Long term investment	22,875,670	22,389,540
Prepayments and other noncurrent assets	11,502,168	11,088,736
Deferred tax assets	1,646,511	992,904
Total assets	190,584,205	186,239,116
Liabilities
Short-term bank borrowings	11,446,759	7,945,966
Accounts payable	11,348,895	15,475,673
Taxes payable	694,736	1,243,127
Accrued expenses and other current liabilities	794,591	1,269,908
Contingent liability	1,354,068	1,328,895
Total current liabilities	25,639,049	27,263,569
Total liabilities	25,639,049	27,263,569
Commitments and contingencies
Shareholders’ equity
Ordinary share, $0.0005 par value, 80,000,000 shares authorized, 31,904,468 shares issued and outstanding as of June 30, 2025 and December 31, 2024	15,951	15,951
Treasury shares, at cost, 232,098 shares as of June 30, 2025 and December 31, 2024	(200,000)	(200,000)
Preferred share, $0.0005 par value, 20,000,000 shares authorized, no shares issued and outstanding as of June 30, 2025 and December 31, 2024
Additional paid-in capital	49,221,322	49,221,322
Statutory surplus reserves	16,289,661	16,238,283
Retained earnings	108,320,466	105,226,822
Accumulated other comprehensive loss	(8,702,244)	(11,526,831)
Total shareholders’ equity	164,945,156	158,975,547
Total equity	164,945,156	158,975,547
Total liabilities and equity	190,584,205	186,239,116
Related Party
Current Assets
Accounts receivable-a related party	1,194,162	727,180
Due from related parties	11,193,418	17,045,169
Prepayments and other current assets-a related party	$ 418,784